SUPPLEMENTAL INFORMATION - Balance Sheet (Details) - USD ($) $ in Millions	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2019	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2018
ASSETS
Cash and cash equivalents	$ 5,145		$ 4,875
Restricted cash	723		898
Trade receivables, net	478		416
Financing receivables, net	17,379		19,428
Inventories, net	6,893		7,082
Property, plant and equipment, net	4,448		5,269
Investments in unconsolidated subsidiaries and affiliates	471		631
Investments at fair value through profit and loss	1,733		0
Equipment under operating leases	1,813		1,857
Goodwill, net	1,941		2,538
Other intangible assets, net	703		806
Deferred tax assets	1,232		1,134
Derivative assets	170		73
Other assets	1,890		2,345
Total Assets	45,019		47,352
LIABILITIES AND EQUITY
Debt	24,449		24,854
Trade payables	4,542		5,632
Deferred tax liabilities	106		172
Pension, postretirement and other postemployment benefits	1,468		1,578
Derivative liabilities	103		121
Other liabilities	8,388		8,839
Total Liabilities	39,056		41,196
Total Equity	5,925	$ 5,622	6,121	$ 5,489	$ 5,391	$ 5,068
Redeemable noncontrolling interest	38		35
Total Liabilities and Equity	45,019		47,352
Industrial Activities
ASSETS
Cash and cash equivalents	4,638		4,407
Restricted cash	77		120
Trade receivables, net	481		416
Financing receivables, net	962		1,223
Inventories, net	6,744		6,907
Property, plant and equipment, net	4,447		5,268
Investments in unconsolidated subsidiaries and affiliates	2,933		3,213
Investments at fair value through profit and loss	1,733		0
Equipment under operating leases	45		51
Goodwill, net	1,788		2,383
Other intangible assets, net	688		790
Deferred tax assets	1,228		1,090
Derivative assets	97		34
Other assets	1,862		2,148
Total Assets	27,723		28,050
LIABILITIES AND EQUITY
Debt	7,958		6,558
Trade payables	4,427		5,490
Deferred tax liabilities	10		19
Pension, postretirement and other postemployment benefits	1,448		1,558
Derivative liabilities	67		97
Other liabilities	7,850		8,172
Total Liabilities	21,760		21,894
Total Equity	5,925		6,121
Redeemable noncontrolling interest	38		35
Total Liabilities and Equity	27,723		28,050
Financial Services
ASSETS
Cash and cash equivalents	507		468
Restricted cash	646		778
Trade receivables, net	25		28
Financing receivables, net	18,210		20,657
Inventories, net	149		175
Property, plant and equipment, net	1		1
Investments in unconsolidated subsidiaries and affiliates	232		237
Investments at fair value through profit and loss	0		0
Equipment under operating leases	1,768		1,806
Goodwill, net	153		155
Other intangible assets, net	15		16
Deferred tax assets	173		178
Derivative assets	85		47
Other assets	169		319
Total Assets	22,133		24,865
LIABILITIES AND EQUITY
Debt	18,284		20,748
Trade payables	155		191
Deferred tax liabilities	265		286
Pension, postretirement and other postemployment benefits	20		20
Derivative liabilities	48		32
Other liabilities	668		771
Total Liabilities	19,440		22,048
Total Equity	2,693		2,817
Redeemable noncontrolling interest	0		0
Total Liabilities and Equity	$ 22,133		$ 24,865